COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) line_of_credit	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2010 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Operating Leases, Future Minimum Payments, Due in 2016	$ 218
Operating Leases, Future Minimum Payments, Due in 2017	207
Operating Leases, Future Minimum Payments, Due in 2018	194
Operating Leases, Future Minimum Payments, Due in 2019	168
Operating Leases, Future Minimum Payments, Due in 2020	159
Operating Leases, Future Minimum Payments, Due Theafter	446
Future Minimum Sublease Rentals, Sale Leaseback Transactions, Fiscal Year Maturity [Abstract]
Future Minimum Sublease Rentals, Sale Leaseback Transactions, 2016	32
Future Minimum Sublease Rentals, Sale Leaseback Transactions, 2017	33
Future Minimum Sublease Rentals, Sale Leaseback Transactions, 2018	32
Future Minimum Sublease Rentals, Sale Leaseback Transactions, 2019	16
Future Minimum Sublease Rentals, Sale Leaseback Transactions, 2020	14
Future Minimum Sublease Rentals, Sale Leaseback Transactions, Thereafter	44
Federal home loan bank stock	109
Carrying value of collateral pledged for federal home loan bank	3,885
Outstanding balance at end of year	2,238
Issued during the Year	7,738
Repaid during the year	6,000
Federal Home Loan Bank of New York Short-Term Funding Agreements Maturing in Less than One Month
Future Minimum Sublease Rentals, Sale Leaseback Transactions, Fiscal Year Maturity [Abstract]
Outstanding balance at end of year	500	$ 500
Issued during the Year	6,000	6,000
Repaid during the year	6,000	6,000
Federal Home Loan Bank of New York Long-Term Funding Agreements Maturing in Less than Four Years
Future Minimum Sublease Rentals, Sale Leaseback Transactions, Fiscal Year Maturity [Abstract]
Outstanding balance at end of year	58
Issued during the Year	58
Repaid during the year	0
Federal Home Loan Bank of New York Long-Term Funding Agreements Maturing in Less than Five Years
Future Minimum Sublease Rentals, Sale Leaseback Transactions, Fiscal Year Maturity [Abstract]
Outstanding balance at end of year	862
Issued during the Year	862
Repaid during the year	0
Federal Home Loan Bank of New York Long-Term Funding Agreements Maturing in Greater than Five Years
Future Minimum Sublease Rentals, Sale Leaseback Transactions, Fiscal Year Maturity [Abstract]
Outstanding balance at end of year	818
Issued during the Year	818
Repaid during the year	0
Federal Home Loan Bank of New York Long-Term Funding Agreements
Future Minimum Sublease Rentals, Sale Leaseback Transactions, Fiscal Year Maturity [Abstract]
Outstanding balance at end of year	1,738
Issued during the Year	1,738
Repaid during the year	0
SCB LLC | Line of Credit | Financial Institutions
Loss Contingencies [Line Items]
Total amount of guarantees maintained	$ 425
Number of guarantees maintained | line_of_credit	4
AXA
Future Minimum Sublease Rentals, Sale Leaseback Transactions, Fiscal Year Maturity [Abstract]
Severance Costs	$ 21	3	$ 42
Pre tax real estate charge			25
Restructuring Reserve [Roll Forward]
Balance, beginning of year	89	113	122
Additions	35	10	21
Cash payments	(18)	(32)	(24)
Other reductions	0	(2)	(6)
Balance, End of Year	106	$ 89	$ 113	$ 122
Loss Contingencies [Line Items]
Commitments by the Company to provide equity financing	697
Letters of credit	18
Commitments under existing mortgage loan agreements	883
AXA | Affiliated Entity
Loss Contingencies [Line Items]
Commitments by the Company to provide equity financing	249
Alliance Bernstein | Venture Capital Funds
Loss Contingencies [Line Items]
Unrecorded Unconditional Purchase Obligation					$ 35
Long-term Purchase Commitment, Period					6 years
Unrecorded Unconditional Purchase Obligation, Purchases	34
Alliance Bernstein | Private real estate investment funds
Loss Contingencies [Line Items]
Unrecorded Unconditional Purchase Obligation						$ 25
Unrecorded Unconditional Purchase Obligation, Purchases	21
Alliance Bernstein | Oil And Gas Fund
Loss Contingencies [Line Items]
Unrecorded Unconditional Purchase Obligation				$ 8
Long-term Purchase Commitment, Period				3 years
Unrecorded Unconditional Purchase Obligation, Purchases	6
Alliance Bernstein | AB Consolidation Plan | Facility Closing | Other Operating Costs and Expenses
Restructuring Reserve [Roll Forward]
Real estate charges	18
Changes in estimates related to previously recorded real estate charges	5
New real estate charges	23
Alliance Bernstein | Commercial Banks | Limited Partner
Loss Contingencies [Line Items]
Partnership Unfunded Committments	$ 0
Alliance Bernstein | Line of Credit | Financial Institutions
Loss Contingencies [Line Items]
Number of guarantees maintained | line_of_credit	4
SCBL | Line of Credit | Financial Institutions
Loss Contingencies [Line Items]
Number of guarantees maintained | line_of_credit	3
SCBL | Line of Credit | Commercial Banks
Loss Contingencies [Line Items]
Total amount of guarantees maintained	$ 366